LONG-TERM DEBT - Amounts Outstanding and Principal Repayments (Details) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Outstanding	$ 38,756		$ 36,956
Current portion of long-term debt	(1,320)		(1,972)
Unamortized debt discount and issue costs	(243)		(238)
Fair value adjustments	148		167
Noncurrent portion of long-term debt	37,341		34,913
Repayments of Long-term Debt [Abstract]
2022	1,320
2023	1,823
2024	2,657
2025	2,698
2026	1,778
TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Outstanding	33,427		30,228
TRANSCANADA PIPELINES LIMITED | Debentures, Maturity Date of 2021
Debt Instrument [Line Items]
Outstanding	$ 0	$ 0	$ 510	$ 400
Interest Rate	0.00%	0.00%	9.90%	9.90%
TRANSCANADA PIPELINES LIMITED | Medium Term Notes
Debt Instrument [Line Items]
Outstanding	$ 12,491		$ 11,491
Interest Rate	4.20%	4.20%	4.50%	4.50%
TRANSCANADA PIPELINES LIMITED | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 20,936	$ 16,542	$ 18,227	$ 14,292
Interest Rate	4.80%	4.80%	5.30%	5.30%
NOVA GAS TRANSMISSION LTD.
Debt Instrument [Line Items]
Outstanding	$ 899		$ 901
NOVA GAS TRANSMISSION LTD. | Debentures and Notes, Maturity Date of 2024
Debt Instrument [Line Items]
Outstanding	$ 100		$ 100
Interest Rate	9.90%	9.90%	9.90%	9.90%
NOVA GAS TRANSMISSION LTD. | Debentures and Notes, Maturity Date of 2023
Debt Instrument [Line Items]
Outstanding	$ 254	$ 200	$ 255	$ 200
Interest Rate	7.90%	7.90%	7.90%	7.90%
NOVA GAS TRANSMISSION LTD. | Medium-Term Notes, Maturity between 2025 and 2030
Debt Instrument [Line Items]
Outstanding	$ 504		$ 504
Interest Rate	7.40%	7.40%	7.40%	7.40%
NOVA GAS TRANSMISSION LTD. | Medium-Term Notes, Maturity Date of 2026
Debt Instrument [Line Items]
Outstanding	$ 41	$ 33	$ 42	$ 33
Interest Rate	7.50%	7.50%	7.50%	7.50%
COLUMBIA PIPELINE GROUP, INC. | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 1,898	$ 1,500	$ 1,913	$ 1,500
Interest Rate	4.90%	4.90%	4.90%	4.90%
TC PIPELINES, LP
Debt Instrument [Line Items]
Outstanding	$ 1,076		$ 2,104
TC PIPELINES, LP | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 1,076	$ 850	$ 1,530	$ 1,200
Interest Rate	4.20%	4.20%	4.40%	4.40%
TC PIPELINES, LP | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding	$ 0	$ 0	$ 574	$ 450
Interest Rate	0.00%	0.00%	1.40%	1.40%
ANR PIPELINE COMPANY | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 472	$ 372	$ 858	$ 672
Interest Rate	5.30%	5.30%	7.20%	7.20%
GAS TRANSMISSION NORTHWEST LLC | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 411	$ 325	$ 415	$ 325
Interest Rate	4.30%	4.30%	4.30%	4.30%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Debt Instrument [Line Items]
Outstanding	$ 316		$ 191
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 316	$ 250	$ 159	$ 125
Interest Rate	2.80%	2.80%	2.80%	2.80%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM | Unsecured Loan Facility
Debt Instrument [Line Items]
Outstanding	$ 0	$ 0	$ 32	$ 25
Interest Rate	0.00%	0.00%	1.30%	1.30%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP | Senior Unsecured Notes
Debt Instrument [Line Items]
Outstanding	$ 211	$ 167	$ 253	$ 198
Interest Rate	7.60%	7.60%	7.60%	7.60%
TUSCARORA GAS TRANSMISSION COMPANY | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding	$ 46	$ 36	$ 29	$ 23
Interest Rate	1.30%	1.30%	2.20%	2.20%
NORTH BAJA PIPELINE, LLC | Unsecured Term Loan
Debt Instrument [Line Items]
Outstanding	$ 0	$ 0	$ 64	$ 50
Interest Rate	0.00%	0.00%	1.20%	1.20%